Preferred Stock	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Preferred Stock

4. Redeemable Convertible Preferred Stock

In 2002, the Company issued 2,900,000 shares of Series A redeemable convertible preferred stock (Series A Preferred Stock) for proceeds of $2,828,322. In 2003, the Company issued 1,250,000 shares of Series A Preferred Stock for proceeds of $1,250,000.

In 2006, the Company issued a total of 5,000,216 shares of Series B redeemable convertible preferred stock (Series B Preferred Stock) for proceeds of $7,863,725, net of $58,850 in offering costs.

In 2007, the Company issued a total of 4,030,024 shares of Series C redeemable convertible preferred stock (Series C Preferred Stock) for proceeds of $7,935,898, net of $64,102 in offering costs. In 2010, the Company issued a total of 2,687,915 shares of Series C Preferred Stock for proceeds of $5,274,886, net of $60,894 in offering costs.

In connection with the Series C Preferred Stock offering, approximately $450,000 of Series A Preferred Stock, $2,173,451 of Series B Preferred Stock and $1,896,116 of Series C Preferred Stock were converted to 2,773,492 shares of common stock in accordance with their respective conversion ratios.

Dividends are cumulative and accrue on each outstanding share of Series A, Series B and Series C Preferred Stock at an 8% rate per annum. These dividends would be paid when and if declared by the Board of Directors. At December 31, 2012 and 2011, accrued and unpaid dividends for each respective preferred stock issuance were as follows:

	December 31
	2012	2011

Series A Preferred Stock	$3,325,667	$3,029,667
Series B Preferred Stock	3,807,154	3,346,402
Series C Preferred Stock	4,099,657	3,184,484

Total	$11,232,478	$9,560,553

The Series A, Series B and Series C Preferred Stock have a liquidation preference senior to that of the common stock.

Series A Preferred Stock has a liquidation preference of $6,755,992 and $6,459,992 for December 31, 2012 and 2011, respectively. Series B Preferred Stock has a liquidation preference of $8,936,955 and $8,475,905 for December 31, 2012 and 2011, respectively. Series C Preferred Stock has a liquidation preference of $15,141,345 and $14,205,340 for December 31, 2012 and 2011, respectively.

The Company is obligated to redeem shares of Series A, Series B and Series C Preferred Stock, if requested, by the majority of the holders. The beginning redemption of Series A, B and C Preferred Stock is February 26, 2016. The redemption for the Series A, Series B and Series C Preferred Stock, if requested, would take place in three equal installments over a two-year period.

The redemption price shall be equal to $1.00 per share, $1.58 per share and $1.99 per share plus all accrued and unpaid dividends for the Series A, Series B and Series C Preferred Stock, respectively, subject to certain equity adjustments for specified anti-dilutive transactions as defined.

The holders of the Series A, Series B and Series C Preferred Stock have the right to convert such shares, at their option and at any time, into shares of common stock at the then applicable conversion rate, as defined. The initial conversion rate is one common share for each preferred share, which is adjusted for specified anti-dilutive transactions, as defined. At December 31, 2012, the Company has reserved 3,700,000 shares, 3,631,898 shares and 5,762,765 shares of common stock for conversion of Series A, Series B and Series C Preferred Stock, respectively.

The Series A, Series B and Series C Preferred Stock will automatically convert into common stock at the then applicable conversion rate upon a majority vote of the Series A, Series B and Series C Preferred Stockholders or upon a public offering of the Company’s common stock, resulting in aggregate proceeds to the Company of at least $20 million and a price per share of at least $5.00.

The holders of Series A, Series B and Series C Preferred Stock are entitled to the whole number of votes equal to the number of shares of common stock into which such shares could be converted.

Note 6 - Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.

Note 6 - Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.